Federated Hermes Government Obligations Tax-Managed Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	2.35%	1.64%